Annual Total Returns- Nova Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Nova Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.57%)	22.82%	49.08%	18.76%	(0.39%)	15.27%	31.19%	(10.24%)	45.58%	19.65%